Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	[1]	$ 11,098		$ 453,489		$ 284,679
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	[1]	272,611		211,809		172,863
Impairments	[1]	515,458		5,125		49,920
Non-cash equity-based compensation expense	[1]	4,445		4,105		3,822
Deferred income taxes	[1]	11,346		38,682		66,246
Accretion and amortization of long-term obligations, net	[1]	17,698		2,736		2,449
Equity income, net	[1],[2],[3],[4]	(71,251)		(57,836)		(22,948)
Distributions from equity investment earnings	[1],[3]	82,054		62,967		17,698
(Gain) loss on divestiture and other, net	[1],[5]	(57,024)		9		0
Lower of cost or market inventory adjustments	[1]	443		0		0
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	[1]	(4,428)		1,504		(9,059)
Increase (decrease) in accounts and imbalance payables and accrued liabilities, net	[1]	1,006		(35,926)		35,067
Change in other items, net	[1]	(647)		3,998		(2,824)
Net cash provided by operating activities	[1]	782,809		690,662		597,913
Cash flows from investing activities
Capital expenditures	[1]	(637,964)		(805,005)		(852,388)
Investments in equity affiliates	[1]	(11,442)		(64,278)		(294,693)
Distributions from equity investments in excess of cumulative earnings	[1],[3]	16,244	[6]	18,055	[6]	4,438
Net cash used in investing activities	[1]	(500,277)		(2,740,175)		(1,858,912)
Cash flows from financing activities
Borrowings, net of debt issuance costs	[1]	889,606		1,648,028		957,503
Repayments of debt	[1]	(611,150)		(650,000)		(710,000)
Increase (decrease) in outstanding checks	[1]	(2,666)		765		(5,543)
Proceeds from the issuance of common units, net of offering expenses	[1]	0		0		(2,367)
Distributions to WGP unitholders	[1],[7]	(306,477)		(228,481)		(137,000)
Net contributions from Anadarko	[1]	(49,801)		(16,392)		265,471
Above-market component of swap extensions with Anadarko	[1],[7]	18,449		0		0
Net cash provided by (used in) financing activities	[1]	(250,051)		2,003,605		951,528
Net increase (decrease) in cash and cash equivalents	[1]	32,481		(45,908)		(309,471)
Cash and cash equivalents at beginning of period	[1]	67,213	[8]	113,121		422,592
Cash and cash equivalents at end of period	[1]	99,694	[8]	67,213	[8]	113,121
Supplemental disclosures
Net distributions to (contributions from) Anadarko of other assets	[1]	4,632		10,706		5,855
Interest paid, net of capitalized interest	[1]	94,720		67,648		47,098
Taxes paid (reimbursements received)	[1]	0		(90)		552
Capital lease asset transfer	[1]	0		4,833	[9]	0
Delaware Basin JV Gathering LLC [Member]
Cash flows from operating activities
Net income (loss)		0	[10]	17,309	[11]	4,096
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity income, net		0	[10]	0	[11]	0
Supplemental disclosures
Acquisition of DBJV from Anadarko	[1]	174,276		0		0
Chipeta Processing Limited Liability Company [Member]
Cash flows from financing activities
Contributions from Chipeta noncontrolling interest owner	[1]	0		0		2,247
Distributions to Chipeta noncontrolling interest owner	[1]	(12,187)		(15,149)		(13,127)
Western Gas Partners, LP [Member]
Cash flows from financing activities
Proceeds from the issuance of common units, net of offering expenses	[1]	57,353		691,178		725,050
Distributions to noncontrolling interest owners of WES	[1]	(233,178)		(176,344)		(130,706)
Western Gas Partners, LP [Member] | Class C Units [Member]
Cash flows from financing activities
Proceeds from the issuance of WES Class C units	[1]	0		750,000		0
Affiliates [Member]
Cash flows from investing activities
Contributions in aid of construction costs from affiliates	[1]	461		183		617
Acquisitions	[1]	(10,903)		(379,193)		(476,711)
Proceeds from the sale of assets	[1]	925		402		85
Affiliates [Member] | Western Gas Partners, LP [Member]
Cash flows from financing activities
Distributions to WGP unitholders	[12]	(2,235)		(1,747)		(755)
Third Parties [Member]
Cash flows from investing activities
Acquisitions	[1]	(3,514)		(1,523,327)		(240,274)
Proceeds from the sale of assets	[1]	$ 145,916		$ 12,988		$ 14

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2015. See Note 1.
[6]	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, is calculated on an individual investment basis.
[7]	See Note 5.
[8]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[9]	For the year ended December 31, 2014, represents transfers of $4.6 million from other long-term assets associated with the capital lease component of a processing agreement. See Note 7
[10]	WES acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million.
[11]	The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the WGP’s historical financial statements as filed in the WGP’s 2015 Form 10-K with the SEC on February 25, 2016.
[12]	Represents distributions paid to other subsidiaries of Anadarko under WES’s partnership agreement (see Note 3 and Note 4).